SHARE CAPITAL - Schedule of Issued and Fully Paid Share Capital (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 25, 2009
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
At 1 January	£ 7,102
At 31 December	£ 6,729	£ 7,102
Ordinary shares, nominal value 10 pence each
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Par value per share (in GBP/USD per share)	£ 0.10			£ 0.25
Number of shares outstanding, at 1 January (in shares)	71,022,593,135	70,839,206,060	70,052,557,838
At 1 January	£ 7,102	£ 7,084	£ 7,005
Number of shares, issued under employee share schemes (in shares)	793,990,660	183,387,075	786,648,222
Issued under employee share schemes	£ 80	£ 18	£ 79
Number of shares, share buy-back programme (in shares)	(4,528,731,591)	0	0
Share buyback programme (note 41)	£ (453)	£ 0	£ 0
Number of shares outstanding, at 31 December (in shares)	67,287,852,204	71,022,593,135	70,839,206,060
At 31 December	£ 6,729	£ 7,102	£ 7,084
% of share capital	99.50%